Merger - Schedule of Financial Information for Former TCNB Financial Corp Included in Consolidated Statement of Operations (Detail) - USD ($) $ in Thousands	3 Months Ended								10 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Net interest income after provision for loan losses										$ 46,192	$ 40,366	$ 38,874
Noninterest income										14,278	13,874	12,062
Net income	$ 3,199	$ 3,253	$ 3,122	$ 3,171	$ 2,270	$ 2,306	$ 2,240	$ 2,712		$ 12,745	$ 9,528	$ 6,179
Former TCNB Financial Corp [Member]
Business Acquisition [Line Items]
Net interest income after provision for loan losses									$ 3,155
Noninterest income									138
Net income									$ 1,282